Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Operating Revenues, Costs and Expenses

The tables below show segment information for 2018, 2017 and 2016:

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31. 2018
DESCRIÇÃO	ENERGY			GAS	TELECOM (1)	OTHER (1)	ELIMINATIONS	TOTAL
	GENERATION (1)	TRANSMISSION	DISTRIBUTION (1)
SEGMENT ASSETS	14,671	3,862	37,840	1,822	10	2,607	(957)	59,855
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	4,055	1,163	—	—	—	17	—	5,235
ADDITIONS TO THE SEGMENT	559	—	129	—	9	—	—	697
ADDITIONS TO FINANCIAL ASSETS	—	96	727	70	—	—	—	893
CONTINUING OPERATIONS
NET REVENUE	6,374	675	13,757	1,619	—	134	(293)	22,266
COST OF ENERGY AND GAS
Energy bought for resale	(3,917)	—	(7,238)	—	—	—	71	(11,084)
Charges for use of the national grid	(216)	—	(1,463)	—	—	—	200	(1,480)
Gas bought for resale				(1,238)				(1,238)

Total	(4,133)	—	(8,701)	(1,238)	—	—	271	(13,802)
OPERATING COSTS AND EXPENSES
Personnel	(230)	(108)	(965)	(60)	(18)	(29)	—	(1,410)
Employees’ and managers’ profit sharing	(10)	(7)	(51)	—	—	(10)	—	(77)
Post-employment obligations	(46)	(27)	(224)	—	—	(41)	—	(337)
Materials	(39)	(4)	(58)	(2)	(1)	—	—	(104)
Outsourced services	(123)	(40)	(880)	(20)	(9)	(30)	15	(1,087)
Depreciation and amortization	(164)	—	(595)	(74)	(1)	(1)	—	(835)
Operating provisions (reversals)	(107)	(12)	(332)	2	1	(18)	—	(466)
Construction costs	—	(96)	(757)	(45)	—	—	—	(897)
Other operating expenses, net	(65)	(17)	(203)	(13)	(3)	(109)	7	(405)

Total cost of operation	(784)	(311)	(4,065)	(212)	(31)	(238)	22	(5,618)

OPERATING COSTS AND EXPENSES	(4,917)	(311)	(12,766)	(1,450)	(31)	(238)	293	(19,420)
Equity in earning of unconsolidated investees, net	(353)	231	33	—	(1)	(14)	—	(104)
Remeasurement of previously held equity interest in subsidiaries acquired	80	—	(52)	—	—	(147)	—	(119)
Adjustment for impairment of Investments	(127)	—	—	—	—	—	—	(127)

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,057	595	972	169	(32)	(265)	—	2,496
Finance income	1,113	61	434	84	1	13	—	1,706
Finance expenses	(1,536)	(5)	(621)	(38)	(5)	(19)	—	(2,224)

INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAXES	634	651	785	215	(36)	(271)	—	1,978
Income and Social Contribution taxes	(276)	(122)	(217)	(53)	12	57	—	-599

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	358	529	568	162	(24)	(214)	—	1,379
DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS (Note 33)	11	—	62	—	290	—	—	363

NET INCOME (LOSS) FOR THE YEAR	369	529	630	162	266	(214)	—	1,742
Equity holders of the parent	361	529	599	161	266	(216)	—	1,700
Non-controlling interests	8	—	31	1	—	2	—	42

	369	529	630	162	266	(214)	—	1,742

(1)

As stated in Note 33, certain assets in generation, distribution, telecommunications and other market segments were classified as held for sale. The revenues and expenses from these segments have been presented separating profits (losses) from continuing operations from those relating to discontinued operations.

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
	ENERGY			TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
SEGMENT ASSETS	14,366	3,955	20,021	347	2,000	1,582	(32)	42,239
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	4,723	1,122	1,918	—	—	29	—	7,792
ADDITIONS TO THE SEGMENT	308	—	1,083	47	56	1	—	1,495
ADDITIONS TO FINANCIAL ASSETS	—	25	—	—	—	—	—	25
NET REVENUE	7,190	777	12,312	127	1,482	112	(288)	21,712
COST OF ENERGY AND GAS
Energy bought for resale	(4,209)	—	(6,783)	—	—	—	73	(10,919)
Charges for use of the national grid	(353)	—	(1,002)	—	—	—	181	(1,174)
Gas bought for resale	—	—	—	—	(1,071)	—	—	(1,071)

Operational costs, total	(4,562)	—	(7,785)	—	(1,071)	—	254	(13,164)
OPERATING COSTS AND EXPENSES
Personnel	(281)	(106)	(1,123)	(20)	(56)	(41)	—	(1,627)
Employees’ and managers’ profit sharing	(1)	—	(3)	—	—	(1)	—	(5)
Post-employment obligations	39	19	180	—	—	(9)	—	229
Materials	(11)	(4)	(43)	—	(2)	(1)	—	(61)
Raw materials and inputs for production of energy	(10)	—	—	—	—	—	—	(10)
Outsourced services	(127)	(31)	(785)	(28)	(17)	(16)	30	(974)
Depreciation and amortization	(176)	—	(567)	(35)	(71)	(1)	—	(850)
Operating provisions (reversals)	(139)	(10)	(469)	(1)	(2)	(233)	—	(854)
Construction costs	—	(25)	(1,045)	—	(49)	—	—	(1,119)
Other operating expenses, net	(117)	(11)	(408)	(23)	(15)	187	4	(383)

Total cost of operation	(823)	(168)	(4,263)	(107)	(212)	(115)	34	(5,654)
OPERATING COSTS AND EXPENSES	(5,385)	(168)	(12,048)	(107)	(1,283)	(115)	288	(18,818)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	1,805	609	264	20	199	(3)	—	2,894
Equity in earnings of unconsolidated investees, net	(519)	234	42	(2)	—	(7)	—	(252)
Finance income	226	9	397	3	49	120	—	804
Finance expenses	(1,161)	(3)	(815)	(15)	(43)	237	—	(1,800)

INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAXES	351	849	(112)	6	205	347	—	1,646
Income and social contribution taxes	(257)	(189)	31	(3)	(71)	(155)	—	(644)

NET INCOME (LOSS) FOR THE YEAR	94	660	(81)	3	134	192	—	1,002

OTHER COMPREHENSIVE INCOME
Items that will not be reclassified to profit or loss
Post retirement liabilities – restatement of obligations of the defined benefit plans, net of taxes	(47)	(23)	(145)	—	—	(46)	—	(261)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity, net of tax	—	—	—	—	—	(3)	—	(3)

	(47)	(23)	(145)	—	—	(49)	—	(264)
Items that may be reclassified to profit or loss
Equity gain on Other comprehensive income, in subsidiary and jointly-controlled entity, relating to fair value of financial asset available for sale, net of tax	(34)	—	—	—	—	(4)	—	(38)

	(34)	—	—	—	—	(4)	—	(38)

COMPREHENSIVE INCOME FOR THE YEAR	13	637	(226)	3	134	139	—	700

Equity holders of the parent	13	637	(226)	3	133	139	—	699
Non-controlling interests	—	—	—	—	1	—	—	1

	13	637	(226)	3	134	139	—	700

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
	ENERGY			TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
SEGMENT ASSETS	14,414	4,267	18,166	338	2,737	2,389	(276)	42,035
ADDITIONS TO THE SEGMENT	916	—	1,602	163	56	—	—	2,737
ADDITIONS TO FINANCIAL ASSETS	2,217	54	—	—	—	—	—	2,271
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	5,292	1,670	1,754	18	—	19	—	8,753
NET REVENUE	5,875	1,113	10,597	125	1,181	116	(234)	18,773
COST OF ENERGY AND GAS	—	—	—	—	—	—	—	—
Energy bought for resale	(3,071)	—	(5,260)	—	—	—	59	(8,272)
Charges for use of the national grid	(321)	—	(760)	—	—	—	134	(947)
Gas bought for resale	—	—	—	—	(877)	—	—	(877)

Operating costs, total	(3,392)	—	(6,020)	—	(877)	—	193	(10,096)
OPERATING COSTS AND EXPENSES	—	—	—	—	—	—	—	—
Personnel	(271)	(111)	(1,147)	(23)	(47)	(45)	—	(1,644)
Employees’ and managers’ profit sharing	(1)	—	(10)	(1)	—	4	—	(8)
Post-employment obligations	(54)	(23)	(231)	—	—	(37)	—	(345)
Materials	(11)	(3)	(42)	—	(2)	—	—	(58)
Outsourced services	(129)	(30)	(674)	(23)	(16)	(32)	37	(867)
Depreciation and amortization	(202)	—	(525)	(38)	(54)	(16)	—	(835)
Operating provisions (reversals)	(88)	(10)	(544)	(4)	—	(67)	—	(713)
Construction costs	—	(54)	(1,102)	—	(37)	—	—	(1,193)
Other operating expenses, net	(57)	(13)	(395)	11	(8)	313	4	(145)

Total cost of operation	(813)	(244)	(4,670)	(78)	(164)	120	41	(5,808)
OPERATING COSTS AND EXPENSES	(4,205)	(244)	(10,690)	(78)	(1,041)	120	234	(15,904)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	1,670	869	(93)	47	140	236	—	2,869
Equity in earnings of unconsolidated investees, net	(448)	362	(180)	(31)	—	(5)	—	(302)
Adjustment for loss of value in Investments	(763)	—	—	—	—	—	—	(763)
Finance income	190	7	743	4	15	82	—	1,041
Finance expenses	(1,320)	(4)	(1,078)	(9)	(49)	(18)	—	(2,478)

INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAXES	(671)	1,234	(608)	11	106	295	—	367
Income tax and the Social Contribution tax	(24)	5	103	(6)	(8)	(103)	—	(33)

NET INCOME (LOSS) FOR THE YEAR	(695)	1,239	(505)	5	98	192	—	334
OTHER COMPREHENSIVE INCOME
Items that will not be reclassified to profit or loss
Post retirement liabilities – restatement of obligations of the defined benefit plans, net of taxes	(92)	—	(380)	—	—	(43)	—	(515)
Equity gain (loss) on Other comprehensive income in jointly-controlled entities	—	—	—	—	—	4	—	4
Items that may be reclassified to profit or loss
Conversion adjustment of equity gain (loss) in other comprehensive income in subsidiary and jointly-controlled entity	—	—	—	—	—	(3)	—	(3)
Recycling of conversion adjustments to the Income statement arising from sale of Transchile	—	(39)	—	—	—	—	—	(39)

COMPREHENSIVE INCOME FOR THE YEAR	(787)	1,200	(885)	5	98	150	—	(219)

Equity holders of the parent	(787)	1,200	(885)	5	98	150	—	(219)
Non-controlling interests	—	—	—	—	—	—	—	—

	(787)	1,200	(885)	5	98	150	—	(219)

Summary of Breakdown of Revenue by Activity

The following is a breakdown of the revenue of the Company by activity:

2018	ENERGY			GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	7,065	—	17,885	—	—	(78)	24,872
Revenue from Use of Distribution Systems (the TUSD charge)	—	—	2,067	—	—	(22)	2,045
CVA and Other financial components in tariff adjustment	—	—	1,973	—	—	—	1,973
Transmission concession revenue	—	589	—	—	—	(178)	411
Transmission construction revenue	—	96	—	—	—	—	96
Concession assets – indemnity revenue	—	250	—	—	—	—	250
Generation assets – indemnity revenue	55	—	—	—	—	—	55
Distribution construction revenue	—	—	757	45	—	—	802
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	—	—	—	—	—	—	—
Gain on inflation updating of Concession Grant Fee	321	—	—	—	—	—	321
Transactions in energy on the CCEE	217	—	—		—	—	217
Supply of gas	—	—	—	1,995	—	—	1,995
Fine for violation of continuity indicator	—	—	(44)	—	—	—	(44)
Other operating revenues	82	29	1,345	—	144	(15)	1,585
Sector / Regulatory charges reported as Deductions from revenue	(1,366)	(288)	(10,226)	(421)	(11)	—	(12,312)

Net operating revenue	6,374	676	13,757	1,619	133	-293	22,266

The following is a breakdown of the revenue of the Company by activity:

2017	ENERGY			TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	7,340	—	16,442	—	—		(81)	23,701
Revenue from Use of Distribution Systems (the TUSD charge)	—	—	1,643	—	—	—	(32)	1,611
CVA and Other financial components in tariff adjustment	—	—	988	—	—	—	—	988
Transmission concession revenue	—	519	—	—	—	—	(148)	371
Transmission construction revenue	—	25	—	—	—	—	—	25
Concession assets – reimbursement revenue	—	373	—	—	—	—	—	373
Generation assets – reimbursement revenue	271	—	—	—	—	—	—	271
Distribution construction revenue	—	—	1,045	—	49	—	—	1,094
Adjustment to expectation from reimbursement of distribution concession financial assets	—	—	9	—	—	—	—	9
Gain on inflation updating of concession grant fee	317	—	—	—	—	—	—	317
Transactions in energy on the CCEE	860	—	—	—	—	—	—	860
Supply of gas	—	—	—	—	1,759	—	—	1,759
Other operating revenues	37	9	1,175	168	1	120	(26)	1,484
Sector / Regulatory charges reported as Deductions from revenue	(1,430)	(167)	(9,177)	(41)	(327)	(9)	—	(11,151)

Net operating revenue	7,395	759	12,125	127	1,482	111	(287)	21,712

The following is a breakdown of the revenue of the Company by activity:

2016	ENERGY			TELECOMS	GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	6,809	—	16,688	—	—	—	(67)	23,430
Revenue from Use of Distribution Systems (the TUSD charge)	—	—	1,740	—	—	—	(35)	1,705
CVA and Other financial components in tariff adjustment	—	—	(1,455)	—	—	—	—	(1,455)
Transmission concession revenue	—	410	—	—	—	—	(98)	312
Transmission construction revenue	—	54	—	—	—	—	—	54
Concession assets – reimbursement revenue	—	751	—	—	—	—	—	751
Generation assets – reimbursement revenue	—	—	—	—	—	—	—
Distribution construction revenue	—	—	1,102	—	37		—	1,139
Adjustment to expectation from reimbursement of distribution concession financial assets	—	—	8	—	—	—	—	8
Gain on inflation updating of concession grant fee	300	—	—		—	—	—	300
Transactions in energy on the CCEE	161	—	—	—	—	—	—	161
Supply of gas	—	—	—	—	1,444	—	—	1,444
Other operating revenues	22	14	1,134	159	—	125	(33)	1,421
Sector / Regulatory charges reported as Deductions from revenue	(1,322)	(211)	(8,620)	(34)	(301)	(9)	—	(10,497)

Net operating revenue	5,970	1,018	10,597	125	1,180	116	(233)	18,773